Trade and Other Receivables - Summary of Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
BC Card Co., Ltd. [member]
Disclosure of financial assets [line items]
Settlement receivable included in other receivables	₩ 1,895,575	₩ 2,262,829